Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental information to the Consolidated Statement of Cash Flows
Supplemental information to the Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2015	2014	2013
Transfers from loans to other assets for other real estate owned (“OREO”)	$7	$4	$5
Change in assets of consolidated VIEs	7,881	1,990	209
Change in liabilities of consolidated VIEs	7,423	2,462	50
Change in noncontrolling interests of consolidated VIEs	295	250	50
Securities purchased not settled	—	55	518
Securities sales not settled	11	750	88
Available-for-sale securities transferred to held-to-maturity	11,602	—	7,032
Premises and equipment/capitalized software funded by capital lease obligations	49	31	26